Lease Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
LEASE LIABILITIES
Current lease liabilities	$ 11,105,018	$ 7,007,711
Non-current lease liabilities	$ 148,557,059	$ 44,857,807